UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number    811-02105

Fidelity Salem Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

 (Address of principal executive offices)       (Zip code)

Margaret Carey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	March 31

Date of reporting period:	March 31, 2023

Item 1.

Reports to Stockholders

Fidelity® SAI Municipal Money Market Fund

Annual Report
March 31, 2023

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity ®   SAI is a product name of Fidelity ® funds dedicated to certain programs affiliated with Strategic Advisers.

Contents

Investment Summary/Performance
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions

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You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.
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Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary/Performance March 31, 2023 (Unaudited)
Current 7-Day Yields

Fidelity® SAI Municipal Money Market Fund	4.00%

Yield refers to the income paid by the Fund over a given period. Yield for money market funds is usually for seven-day periods, as it is here, though it is expressed as an annual percentage rate. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending March 31, 2023, the most recent period shown in the table, would have been 3.97% for Fidelity® SAI Municipal Money Market Fund.

Effective Maturity Diversification (% of Fund's Investments)
Days
1 - 7	77.9
8 - 30	2.6
31 - 60	6.7
61 - 90	3.4
91 - 180	6.6
> 180	2.7
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.
Asset Allocation (% of Fund's net assets)

Schedule of Investments March 31, 2023
Showing Percentage of Net Assets
Variable Rate Demand Note - 58.2%
	Principal Amount (a)	Value ($)
Alabama - 0.3%
West Jefferson Indl. Dev. Series 2008, 4.09% 4/7/23, VRDN (b)	500,000	500,000
Alaska - 0.8%
Valdez Marine Term. Rev. (ConocoPhillips Proj.) Series 1994 A, 4.15% 4/7/23 (ConocoPhillips Co. Guaranteed), VRDN (b)	1,300,000	1,300,000
Arizona - 1.1%
Maricopa County Poll. Cont. Rev.:
Series 2009 B, 4.3% 4/7/23, VRDN (b)	1,400,000	1,400,000
Series 2009 C, 4.15% 4/7/23, VRDN (b)	400,000	400,000
TOTAL ARIZONA		1,800,000
Delaware - 0.4%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.):
Series 1993 C, 3.95% 4/7/23, VRDN (b)	200,000	200,000
Series 1999 B, 4.3% 4/7/23, VRDN (b)(c)	400,000	400,000
TOTAL DELAWARE		600,000
Florida - 3.6%
Bay County Indl. Rev. Dev. (Gulf Pwr. Co. Proj.) Series 2020, 4.2% 4/3/23, VRDN (b)(c)	2,000,000	2,000,000
Broward County Indl. Dev. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 2015, 4.2% 4/3/23, VRDN (b)(c)	600,000	600,000
Lee County Indl. Dev. Auth. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 2016 A, 4.2% 4/3/23, VRDN (b)(c)	700,000	700,000
Martin County Rev. (Florida Pwr. & Lt. Co. Proj.) Series 2022, 4.08% 4/7/23, VRDN (b)	750,000	750,000
Pinellas County Health Facilities Auth. Rev. (Suncoast Hospice Proj.) Series 2004, 4% 4/7/23, LOC Wells Fargo Bank NA, VRDN (b)	1,780,000	1,780,000
TOTAL FLORIDA		5,830,000
Georgia - 1.6%
Burke County Indl. Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Vogtle Proj.) Series 2012, 4.2% 4/3/23, VRDN (b)(c)	2,500,000	2,500,000
Indiana - 3.3%
Indiana Dev. Fin. Auth. Envir. Rev. (PSI Energy Proj.):
Series 2003 A, 4.25% 4/7/23, VRDN (b)(c)	3,500,000	3,500,000
Series 2003 B, 4.04% 4/7/23, VRDN (b)(c)	1,850,000	1,850,000
TOTAL INDIANA		5,350,000
Iowa - 3.7%
Iowa Fin. Auth. Solid Disp. Waste Rev. (MidAmerican Energy Co. Proj.) Series 2016 B, 4.28% 4/7/23, VRDN (b)(c)	6,000,000	6,000,000
Kansas - 0.8%
Burlington Envir. Impt. Rev. (Kansas City Pwr. and Lt. Co. Proj.):
Series 2007 A, 4.05% 4/7/23, VRDN (b)	100,000	100,000
Series 2007 B, 4.05% 4/7/23, VRDN (b)	600,000	600,000
Wamego Kansas Poll. Cont. Rfdg. Rev. (Western Resources, Inc. Proj.) Series 1994, 4% 4/7/23, VRDN (b)	600,000	600,000
TOTAL KANSAS		1,300,000
Kentucky - 4.5%
Daviess County Solid Waste Disp. Facilities Rev. (Scott Paper Co. Proj.) Series 1993 A, 4% 4/7/23 (Kimberly-Clark Corp. Guaranteed), VRDN (b)(c)	7,200,000	7,200,000
Louisiana - 2.3%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.) Series 2010 B1, 4.4% 4/7/23, VRDN (b)	3,700,000	3,700,000
Michigan - 1.0%
Michigan Hsg. Dev. Auth. Rental Hsg. Rev.:
Series 2002 A, 3.95% 4/7/23, LOC Bank of America NA, VRDN (b)(c)	1,300,000	1,300,000
Series 2018 C, 3.9% 4/7/23, LOC Bank of America NA, VRDN (b)(c)	200,000	200,000
FHLMC Livonia Econ. Dev. Corp. (Madonna Univ. Proj.) Series 2009, 4.01% 4/7/23, LOC Fed. Home Ln. Bank Chicago, VRDN (b)	10,000	10,000
TOTAL MICHIGAN		1,510,000
Mississippi - 6.2%
Mississippi Bus. Fin. Corp. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series 2003, 4.05% 4/7/23, LOC Bank of America NA, VRDN (b)(c)	10,000,000	9,999,997
Nebraska - 6.0%
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev.:
Series 2013 F, 4.05% 4/7/23 (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (b)(c)	2,280,000	2,280,000
Series 2015 B, 4.05% 4/7/23 (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (b)(c)	1,000,000	1,000,000
Series 2015 D, 4.05% 4/7/23 (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (b)(c)	4,400,000	4,400,000
Series 2016 B, 4.05% 4/7/23 (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (b)(c)	900,000	900,000
Series 2016 D, 4.05% 4/7/23 (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (b)(c)	200,000	200,000
Series B, 4.05% 4/7/23 (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (b)(c)	600,000	600,000
Stanton County Indl. Dev. Rev. Series 1998, 4.39% 4/7/23, VRDN (b)(c)	200,000	200,000
TOTAL NEBRASKA		9,580,000
Nevada - 1.6%
Clark County Arpt. Rev. Series 2008 C1, 4.02% 4/7/23, LOC Bank of America NA, VRDN (b)(c)	2,500,000	2,500,000
North Carolina - 0.4%
Cumberland County Indl. Facilities & Poll. Cont. Fing. Auth. (Cargill, Inc. Proj.) Series 2022, 4.02% 4/7/23, VRDN (b)(c)	600,000	600,000
Ohio - 0.4%
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev. Series 2016 H, 4.05% 4/7/23 (Liquidity Facility Ohio Gen. Oblig.), VRDN (b)(c)	700,000	700,000
Pennsylvania - 0.1%
FNMA Montgomery County Redev. Auth. Multi-family Hsg. Rev. (Kingswood Apts. Proj.) Series 2001 A, 4.05% 4/7/23, LOC Fannie Mae, VRDN (b)	200,000	200,000
Tennessee - 4.0%
Loudon County Indl. Dev. Board Exempt Facilities Rev. (Kimberly-Clark Corp. Proj.) Series 1999, 4% 4/7/23, VRDN (b)(c)	6,400,000	6,400,000
Texas - 1.6%
Port Arthur Navigation District Jefferson County Rev. Series 2022 B, 3.97% 4/7/23 (TotalEnergies SE Guaranteed), VRDN (b)(c)	700,000	700,000
Texas Gen. Oblig. Series 2019, 4% 4/7/23 (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	1,885,000	1,885,000
TOTAL TEXAS		2,585,000
Washington - 4.9%
Port of Seattle Rev. Series 2008, 4.18% 4/7/23, LOC MUFG Bank Ltd., VRDN (b)(c)	7,900,000	7,900,000
West Virginia - 3.4%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev.:
(Appalachian Pwr. Co. Amos Proj.) Series 2008 B, 4.18% 4/7/23, VRDN (b)(c)	1,100,000	1,100,000
(Appalachian Pwr. Co.- Mountaineer Proj.) Series 2008 A, 3.99% 4/7/23, VRDN (b)(c)	4,000,000	4,000,000
West Virginia Hosp. Fin. Auth. Hosp. Rev.:
(Cabell Huntington Hosp. Proj.) Series 2008 B, 4.15% 4/7/23, LOC Truist Bank, VRDN (b)	300,000	300,000
Series A, 4.15% 4/7/23, LOC Truist Bank, VRDN (b)	100,000	100,000
TOTAL WEST VIRGINIA		5,500,000
Wisconsin - 3.1%
Green Bay Redev. Auth. (Green Bay Packaging, Inc. Proj.) Series 2019, 4% 4/7/23, LOC Wells Fargo Bank NA, VRDN (b)(c)(d)	4,900,000	4,900,000
Wyoming - 3.1%
Converse County Envir. Impt. Rev. Series 1995, 4.25% 4/7/23, VRDN (b)(c)	700,000	700,000
Lincoln County Envir. (PacifiCorp Proj.) Series 1995, 4.23% 4/7/23, VRDN (b)(c)	4,300,000	4,300,000
TOTAL WYOMING		5,000,000
TOTAL VARIABLE RATE DEMAND NOTE (Cost $93,455,001)		93,454,997

Tender Option Bond - 14.5%
	Principal Amount (a)	Value ($)
Arizona - 0.3%
Arizona Indl. Dev. Auth. Hosp. Rev. Participating VRDN Series XM 10 13, 4.09% 4/7/23 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	75,000	75,000
Phoenix Civic Impt. Board Arpt. Rev. Participating VRDN Series Floaters ZF 27 58, 4.07% 4/7/23 (Liquidity Facility Barclays Bank PLC) (b)(c)(e)(f)	400,000	400,000
TOTAL ARIZONA		475,000
Colorado - 0.8%
Colorado Health Facilities Auth. Rev. Bonds Participating VRDN Series 2022 004, 4.17% (e)(f)	1,300,000	1,300,000
Connecticut - 2.3%
Connecticut Gen. Oblig. Participating VRDN:
Series Floaters 014, 4.17% 5/12/23 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	300,000	300,000
Series Floaters 016, 4.17% 5/12/23 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	3,100,000	3,100,000
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Bonds Series Floaters G 110, 4.15%, tender 10/2/23 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)(g)	200,000	200,000
TOTAL CONNECTICUT		3,600,000
District Of Columbia - 0.2%
Metropolitan Washington Arpts. Auth. Dulles Toll Road Rev. Participating VRDN Series XG 02 67, 4.02% 4/7/23 (Liquidity Facility Bank of America NA) (b)(e)(f)	170,000	170,000
Metropolitan Washington DC Arpts. Auth. Sys. Rev. Participating VRDN Series Floaters XF 06 94, 4.09% 4/7/23 (Liquidity Facility Bank of America NA) (b)(c)(e)(f)	215,000	215,000
TOTAL DISTRICT OF COLUMBIA		385,000
Florida - 2.0%
Broward County Convention Ctr. Bonds Series MS 00 11, 3.95%, tender 5/25/23 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(e)(f)(g)	600,000	600,000
Broward County Port Facilities Rev. Participating VRDN Series XF 09 52, 4.03% 4/7/23 (Liquidity Facility Toronto-Dominion Bank) (b)(c)(e)(f)	75,000	75,000
County of Broward Tourist Dev. Tax Rev. Participating VRDN Series XL 04 29, 4.08% 4/7/23 (Liquidity Facility Wells Fargo Bank NA) (b)(e)(f)	100,000	100,000
Escambia County Health Facilities Auth. Health Facilities Rev. Participating VRDN Series XG 02 81, 3.46% 4/7/23 (Liquidity Facility Bank of America NA) (b)(e)(f)	45,000	45,000
Florida Dev. Fin. Corp. Healthcare Facility Rev. Participating VRDN Series BAML 80 87, 4.04% 4/3/23 (Liquidity Facility Bank of America NA) (b)(e)(f)	2,200,000	2,200,000
Greater Orlando Aviation Auth. Arpt. Facilities Rev.:
Bonds Series Floaters G 25, 4.22%, tender 10/2/23 (Liquidity Facility Royal Bank of Canada) (b)(c)(e)(f)(g)	100,000	100,000
Participating VRDN Series XM 08 96, 4.02% 4/7/23 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(e)(f)	125,000	125,000
TOTAL FLORIDA		3,245,000
Georgia - 0.2%
Fulton County Dev. Auth. Rev. Participating VRDN Series XL 02 68, 4.07% 4/7/23 (Liquidity Facility Bank of America NA) (b)(e)(f)	90,000	90,000
Georgia Muni. Elec. Auth. Pwr. Rev. Participating VRDN Series XF 08 23, 4.02% 4/7/23 (Liquidity Facility Bank of America NA) (b)(e)(f)	75,000	75,000
Main Street Natural Gas, Inc. Participating VRDN Series 2022 ZL 03 05, 4.02% 4/7/23 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)	150,000	150,000
TOTAL GEORGIA		315,000
Hawaii - 0.2%
Hawaii Dept. of Budget & Fin. Spl. Purp. Rev. Participating VRDN Series Floaters XM 06 19, 4.02% 4/7/23 (Liquidity Facility Barclays Bank PLC) (b)(c)(e)(f)	300,000	300,000
Illinois - 0.3%
Chicago O'Hare Int'l. Arpt. Rev. Participating VRDN Series Floaters XM 06 86, 4.04% 4/7/23 (Liquidity Facility Bank of America NA) (b)(c)(e)(f)	200,000	200,000
Illinois Gen. Oblig. Participating VRDN Series XM 10 49, 4.02% 4/7/23 (Liquidity Facility Bank of America NA) (b)(e)(f)	250,000	250,000
TOTAL ILLINOIS		450,000
Indiana - 0.6%
Indiana Health Facility Fing. Auth. Rev. Bonds Series MS 00 12, 4.07%, tender 4/13/23 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(e)(f)(g)	1,000,000	1,000,000
Louisiana - 0.2%
New Orleans Aviation Board Rev. Participating VRDN Series Floaters XL 00 46, 4.02% 4/7/23 (Liquidity Facility Barclays Bank PLC) (b)(c)(e)(f)	300,000	300,000
Maryland - 0.1%
RBC Muni. Products, Inc. Trust Bonds Series 2023, 4.17%, tender 11/1/23 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)	100,000	100,000
Michigan - 0.4%
Mclaren Health Care Corp. Participating VRDN Series XL 02 71, 4.07% 4/7/23 (Liquidity Facility Bank of America NA) (b)(e)(f)	90,000	90,000
Michigan Hosp. Fin. Auth. Rev. Bonds Series MS 00 15, 4.07%, tender 6/1/23 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(e)(f)(g)	600,000	600,000
TOTAL MICHIGAN		690,000
New York - 2.4%
New York Dorm. Auth. Rev. Bonds Series MS 00 09, 4.05%, tender 5/25/23 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(e)(f)	200,000	200,000
New York Metropolitan Trans. Auth. Rev. Participating VRDN Series RBC E 126, 4.02% 4/7/23 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)	400,000	400,000
New York Trans. Dev. Corp. Participating VRDN Series 2022 E 154, 4.07% 4/7/23 (Liquidity Facility Royal Bank of Canada) (b)(c)(e)(f)	3,200,000	3,200,000
TOTAL NEW YORK		3,800,000
North Carolina - 1.3%
Greater Asheville Reg'l. Arpt. Auth. Participating VRDN Series XM 10 11, 4.04% 4/7/23 (Liquidity Facility Royal Bank of Canada) (b)(c)(e)(f)	2,100,000	2,100,000
Ohio - 0.5%
Cuyahoga County Ctfs. of Prtn. Participating VRDN Series Floaters XG 02 06, 4.07% 4/7/23 (Liquidity Facility Bank of America NA) (b)(e)(f)	400,000	400,000
Ohio Hosp. Rev. Participating VRDN Series C18, 4.01% 4/7/23 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)	300,000	300,000
Ohio Univ. Gen. Receipts Athens Bonds Series Floaters G 27, 4.17%, tender 6/1/23 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)(g)	100,000	100,000
TOTAL OHIO		800,000
Pennsylvania - 0.4%
Geisinger Auth. Health Sys. Rev. Participating VRDN Series Floaters XF 05 43, 4.04% 4/7/23 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)	185,000	185,000
Pennsylvania Econ. Dev. Fing. Auth. Participating VRDN Series XM 10 83, 4.06% 4/7/23 (Liquidity Facility Royal Bank of Canada) (b)(c)(e)(f)	500,000	500,000
TOTAL PENNSYLVANIA		685,000
South Carolina - 0.1%
South Carolina Trans. Infrastructure Bank Rev. Bonds Series Floaters G 109, 4.17%, tender 10/2/23 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)(g)	100,000	100,000
Tennessee - 0.1%
Metropolitan Nashville Arpt. Auth. Rev. Participating VRDN Series YX 12 89, 4.02% 4/7/23 (Liquidity Facility Barclays Bank PLC) (b)(c)(e)(f)	210,000	210,000
Texas - 0.8%
Alamo Cmnty. College District Rev. Bonds Series G-111, 4.17%, tender 5/1/23 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)(g)	100,000	100,000
Austin Arpt. Sys. Rev. Participating VRDN Series YX 11 99, 4.02% 4/7/23 (Liquidity Facility Barclays Bank PLC) (b)(c)(e)(f)	700,000	700,000
El Paso Wtr. & Swr. Rev. Bonds Series 2022 MS 00 10, 4.07%, tender 5/18/23 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(e)(f)	400,000	400,000
RBC Muni. Products, Inc. Trust Bonds Series G 124, 4.17%, tender 9/1/23 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)(g)(h)	100,000	100,000
TOTAL TEXAS		1,300,000
Virginia - 0.1%
Virginia Pub. Bldg. Auth. Pub. Facilities Rev. Bonds Series Floaters G 40, 4.17%, tender 8/1/23 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)(g)	100,000	100,000
Virginia Small Bus. Fing. Auth. Health Care Facilities Rev. Participating VRDN Series XF 09 26, 4.12% 4/7/23 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	70,000	70,000
TOTAL VIRGINIA		170,000
Washington - 1.2%
Port of Seattle Rev. Participating VRDN:
Series 2022 ZL 03 16, 4.04% 4/7/23 (Liquidity Facility Barclays Bank PLC) (b)(c)(e)(f)	400,000	400,000
Series Floaters XM 06 65, 4.07% 4/7/23 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(e)(f)	500,000	500,000
Series XF 13 71, 4.11% 4/7/23 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(e)(f)	300,000	300,000
Series XM 08 75, 4.07% 4/7/23 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(e)(f)	90,000	90,000
Port of Tacoma Rev. Participating VRDN Series Floaters XF 06 58, 4.05% 4/7/23 (Liquidity Facility Bank of America NA) (b)(c)(e)(f)	200,000	200,000
RBC Muni. Products, Inc. Trust Bonds Series G 123, 4.17%, tender 11/1/23 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)(g)	100,000	100,000
Washington Health Care Facilities Auth. Rev. Participating VRDN Series YX 12 10, 4.07% 4/7/23 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	300,000	300,000
TOTAL WASHINGTON		1,890,000
TOTAL TENDER OPTION BOND (Cost $23,215,000)		23,215,000

Other Municipal Security - 21.0%
	Principal Amount (a)	Value ($)
Guam - 0.5%
Guam Int'l. Arpt. Auth. Rev. Bonds Series 2019 A, 5% 10/1/23 (Escrowed to Maturity) (c)	825,000	832,585
Alabama - 0.6%
Huntsville Health Care Auth. Rev. Series 2023, 3.4% 4/5/23, CP	900,000	899,868
Colorado - 0.4%
Colorado Ed. Ln. Prog. TRAN Series 2022 A, 5% 6/29/23	355,000	356,890
Colorado Health Facilities Auth. Rev. Bonds Bonds Series 2016 C, 5%, tender 11/15/23 (b)	130,000	131,526
Denver City & County Arpt. Rev. Bonds Series 2012 A, 5% 11/15/23 (c)	100,000	100,150
TOTAL COLORADO		588,566
Connecticut - 0.6%
Connecticut Gen. Oblig. Bonds:
Series 2018 A, 5% 4/15/23	100,000	100,074
Series 2021 B, 3% 6/1/23	365,000	365,256
Series C, 4% 6/1/23	400,000	400,906
Tolland Gen. Oblig. BAN Series 2022, 3.75% 9/14/23	140,000	140,640
TOTAL CONNECTICUT		1,006,876
District Of Columbia - 0.7%
Metropolitan Washington DC Arpts. Auth. Sys. Rev. Bonds:
Series 2014 A, 5% 10/1/23 (c)	810,000	816,932
Series 2018 A, 5% 10/1/23 (c)	255,000	257,182
TOTAL DISTRICT OF COLUMBIA		1,074,114
Florida - 1.3%
Alachua County Health Facilities Auth. Health Facilities Rev. Bonds Series 2023 A, 3.54% tender 4/6/23, LOC Bank of America NA, CP mode	700,000	699,946
Florida Board of Ed. Pub. Ed. Cap. Outlay Bonds Series 2019 D, 5% 6/1/23	300,000	301,153
Florida Local Govt. Fin. Cmnty. Series 2023 A1, 3% 4/4/23, LOC JPMorgan Chase Bank, CP	700,000	699,887
Miami-Dade County Bonds Series 2013 B, 6% 10/1/23 (Pre-Refunded to 10/1/23 @ 100) (c)	200,000	203,083
Miami-Dade County School Board Ctfs. of Prtn. Bonds Series 2013 A, 5% 5/1/23 (Pre-Refunded to 5/1/23 @ 100)	145,000	145,216
TOTAL FLORIDA		2,049,285
Georgia - 1.6%
Atlanta Arpt. Rev.:
Series 2023 N2, 3.55% 4/25/23, LOC PNC Bank NA, CP (c)	1,404,000	1,403,699
Series 2023 O2, 3.45% 4/25/23, LOC JPMorgan Chase Bank, CP (c)	1,200,000	1,199,743
TOTAL GEORGIA		2,603,442
Hawaii - 0.1%
Hawaii Gen. Oblig. Bonds Series 2016 FB, 5% 4/1/23	100,000	100,000
Honolulu City & County Gen. Oblig. Bonds Series 2018 B, 5% 9/1/23	100,000	100,985
TOTAL HAWAII		200,985
Illinois - 0.1%
Illinois Fin. Auth. Rev. Bonds Series 2014, 5% 8/1/23	120,000	120,857
Indiana - 3.0%
Indiana Fin. Auth. Rev. Bonds (Ohio River Bridges East End Crossing Proj.) Series 2013 A:
5% 7/1/23 (Pre-Refunded to 7/1/23 @ 100) (c)	200,000	201,063
5% 7/1/23 (Pre-Refunded to 7/1/23 @ 100) (c)	1,700,000	1,709,036
5% 7/1/23 (Pre-Refunded to 7/1/23 @ 100) (c)	1,700,000	1,709,036
5.25% 7/1/23 (Pre-Refunded to 7/1/23 @ 100) (c)	1,265,000	1,272,478
TOTAL INDIANA		4,891,613
Kentucky - 0.3%
Kentucky State Property & Buildings Commission Rev. Bonds Series B, 5% 8/1/23	100,000	100,763
Kentucky Tpk. Auth. Econ. Dev. Road Rev. Bonds (Revitilization Projs.) Series 2015 B, 5% 7/1/23	300,000	301,573
TOTAL KENTUCKY		402,336
Louisiana - 0.1%
Louisiana Pub. Facilities Auth. Rev. Bonds Series 2002 B, 5.75% 5/15/23 (Escrowed to Maturity)	140,000	140,492
Michigan - 0.6%
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. Bonds (Spectrum Health Sys. Proj.) Series 2015 A, SIFMA Municipal Swap Index + 0.250% 4.22%, tender 10/27/23 (b)(h)	100,000	100,000
Michigan Fin. Auth. Rev.:
Bonds Series 2022, 5% 4/15/23	270,000	270,182
RAN Series 2022 A, 5% 8/21/23, LOC JPMorgan Chase Bank	325,000	327,723
Michigan Gen. Oblig. Bonds Series 2017 A, 5% 5/1/23	285,000	285,518
TOTAL MICHIGAN		983,423
Nebraska - 0.2%
Omaha Pub. Pwr. District Elec. Rev. Series 2023, 3.05% 4/6/23, CP	300,000	299,946
Nevada - 0.1%
Clark County School District Bonds Series 2016 B, 5% 6/15/23	125,000	125,566
New Jersey - 0.3%
New Jersey Econ. Dev. Auth. Rev. Bonds:
Series 2005 N1, 5.5% 9/1/23	100,000	100,990
Series 2015 XX, 5% 6/15/23	290,000	291,094
New Jersey Edl. Facility Bonds Series 2014 A, 5% 9/1/23	100,000	100,789
TOTAL NEW JERSEY		492,873
New York - 0.6%
North Hempstead Gen. Oblig. BAN Series 2022 C, 4.5% 9/22/23	700,000	706,223
Rockville Ctr. Union Free School District TAN Series 2022, 3.25% 6/28/23	200,000	200,266
TOTAL NEW YORK		906,489
New York And New Jersey - 1.1%
Port Auth. of New York & New Jersey Bonds Series 207, 5% 9/15/23 (c)	1,760,000	1,773,978
North Carolina - 0.4%
North Carolina Gen. Oblig. Bonds:
Series 2013 D, 4% 6/1/23	250,000	250,534
Series 2018 A, 5% 6/1/23	325,000	326,202
North Carolina Ltd. Oblig. Bonds Series 2017 B, 5% 5/1/23	135,000	135,251
TOTAL NORTH CAROLINA		711,987
Ohio - 0.5%
Columbus Gen. Oblig. Bonds:
Series 2018 A, 5% 4/1/23	300,000	300,000
Series 2021 A, 5% 4/1/23	150,000	150,000
Ohio Gen. Oblig. Bonds Series 2015 A, 5% 9/1/23	100,000	100,998
Ohio Wtr. Dev. Auth. Wtr. Poll. Cont. Rev. Bonds Series 2014, 5% 6/1/23	150,000	150,574
Union Township Clermont County Gen. Oblig. BAN Series 2022, 3% 8/30/23 (Ohio Gen. Oblig. Guaranteed)	145,000	145,067
TOTAL OHIO		846,639
Oklahoma - 0.2%
Oklahoma City Wtr. Utils. Series 2023 A, 3.1% 4/5/23 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	300,000	299,964
Oregon - 0.4%
Port of Portland Arpt. Rev. Bonds Series 2019 25B, 5% 7/1/23 (c)	520,000	522,218
Salem Hosp. Facility Auth. Rev. Bonds (Salem Health Projs.) Series 2019 A, 5% 5/15/23	100,000	100,240
TOTAL OREGON		622,458
Pennsylvania - 0.1%
Commonwealth Fing. Auth. Tobacco Bonds Series 2018, 5% 6/1/23	110,000	110,283
Pennsylvania Gen. Oblig. Bonds Series 2013, 5% 4/1/23	100,000	100,000
TOTAL PENNSYLVANIA		210,283
South Carolina - 0.1%
Berkeley County School District Bonds Series 2022 A, 5% 6/1/23	125,000	125,434
Tennessee - 0.3%
Metropolitan Govt. Nashville & Davidson County Wtr. & Swr. Sys. Rev. Series 2023 A, 3.45% 5/17/23, LOC TD Banknorth, NA, CP	400,000	399,941
Texas - 4.7%
Austin Elec. Util. Sys. Rev. Series 2023 A, 2.84% 4/4/23 (Liquidity Facility JPMorgan Chase Bank), CP	100,000	99,989
Harris County Cultural Ed. Facilities Fin. Corp. Rev. Bonds Series 2023, 3.2% tender 4/4/23, CP mode	800,000	800,000
Harris County Gen. Oblig. Series 2023 D:
2.84% 4/4/23 (Liquidity Facility JPMorgan Chase Bank), CP	200,000	199,978
3.3% 6/6/23 (Liquidity Facility JPMorgan Chase Bank), CP	500,000	499,808
Love Field Arpt. Modernization Rev. Series 2023, 3.4% 5/3/23, LOC JPMorgan Chase Bank, CP (c)	600,000	599,529
Lower Colorado River Auth. Rev. Series 2023 B, 3.35% 4/27/23, LOC State Street Bank & Trust Co., Boston, CP	200,000	200,000
San Antonio Wtr. Sys. Rev. Bonds Series 2020 A, 5% 5/15/23	325,000	325,890
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. Bonds ( Baylor Health Care Sys. Proj.) Series 2013 A, 4% 5/15/23 (Pre-Refunded to 5/15/23 @ 100)	335,000	335,502
Texas A&M Univ. Rev. Bonds Series 2013 D, 5% 5/15/23	475,000	476,312
Texas Gen. Oblig. Bonds Series 2019, 4% 8/1/23 (c)	195,000	195,672
Texas Trans. Commission State Hwy. Fund Rev. Bonds Series 2014 A, 5% 4/1/23	580,000	580,000
Univ. of Texas Board of Regents Sys. Rev. Series 2023 A:
3.2% 4/5/23 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	300,000	299,968
3.2% 8/1/23 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	200,000	199,355
3.25% 4/3/23 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	1,000,000	999,891
3.5% 4/6/23 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	500,000	499,962
Univ. of Texas Permanent Univ. Fund Rev. Series 2023 A:
3.45% 6/26/23, CP	600,000	599,837
3.45% 6/26/23, CP	600,000	599,838
TOTAL TEXAS		7,511,531
Virginia - 0.1%
Fairfax County Indl. Dev. Auth. Bonds (Inova Health Sys. Proj.) Series 2018 B, 5%, tender 5/15/23 (b)	220,000	220,426
Washington - 1.3%
Port of Seattle Rev. Bonds:
Series 2017 C, 5% 5/1/23 (c)	520,000	520,622
Series 2018 A, 5% 5/1/23 (c)	680,000	680,814
Series 2018 B, 5% 5/1/23 (c)	300,000	300,359
Series 2019, 5% 4/1/23 (c)	100,000	100,000
Series 2021 C, 5% 8/1/23 (c)	100,000	100,528
Series 2022 B, 5% 8/1/23 (c)	300,000	301,583
Seattle Muni. Lt. & Pwr. Rev. Bonds Series 2016 B, 5% 4/1/23	125,000	125,000
TOTAL WASHINGTON		2,128,906
Wisconsin - 0.7%
Wisconsin Gen. Oblig. Series 2023:
3.12% 11/27/23, CP	900,000	899,920
3.28% 12/1/23, CP	300,000	299,817
TOTAL WISCONSIN		1,199,737
TOTAL OTHER MUNICIPAL SECURITY (Cost $33,643,153)		33,670,600

Investment Company - 4.8%
	Shares	Value ($)
Fidelity Municipal Cash Central Fund 4.21% (i)(j) (Cost $7,743,874)	7,742,480	7,744,028

TOTAL INVESTMENT IN SECURITIES - 98.5% (Cost $158,057,028)	158,084,625
NET OTHER ASSETS (LIABILITIES) - 1.5%	2,399,674
NET ASSETS - 100.0%	160,484,299

Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
CP	-	COMMERCIAL PAPER
RAN	-	REVENUE ANTICIPATION NOTE
TAN	-	TAX ANTICIPATION NOTE
TRAN	-	TAX AND REVENUE ANTICIPATION NOTE
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,900,000 or 3.1% of net assets.

(e)	Provides evidence of ownership in one or more underlying municipal bonds.
(f)	Coupon rates are determined by re-marketing agents based on current market conditions.
(g)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $3,100,000 or 1.9% of net assets.

(h)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(i)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.
(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Cost ($)
Alamo Cmnty. College District Rev. Bonds Series G-111, 4.17%, tender 5/1/23 (Liquidity Facility Royal Bank of Canada)	5/03/21	100,000

Broward County Convention Ctr. Bonds Series MS 00 11, 3.95%, tender 5/25/23 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah)	1/19/23	600,000

Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Bonds Series Floaters G 110, 4.15%, tender 10/2/23 (Liquidity Facility Royal Bank of Canada)	4/01/21	200,000

Greater Orlando Aviation Auth. Arpt. Facilities Rev. Bonds Series Floaters G 25, 4.22%, tender 10/2/23 (Liquidity Facility Royal Bank of Canada)	4/01/21	100,000

Indiana Health Facility Fing. Auth. Rev. Bonds Series MS 00 12, 4.07%, tender 4/13/23 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah)	2/09/23	1,000,000

Michigan Hosp. Fin. Auth. Rev. Bonds Series MS 00 15, 4.07%, tender 6/1/23 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah)	3/23/23	600,000

Ohio Univ. Gen. Receipts Athens Bonds Series Floaters G 27, 4.17%, tender 6/1/23 (Liquidity Facility Royal Bank of Canada)	12/01/22	100,000

RBC Muni. Products, Inc. Trust Bonds Series G 123, 4.17%, tender 11/1/23 (Liquidity Facility Royal Bank of Canada)	2/09/23	100,000

RBC Muni. Products, Inc. Trust Bonds Series G 124, 4.17%, tender 9/1/23 (Liquidity Facility Royal Bank of Canada)	2/09/23	100,000

South Carolina Trans. Infrastructure Bank Rev. Bonds Series Floaters G 109, 4.17%, tender 10/2/23 (Liquidity Facility Royal Bank of Canada)	4/01/21	100,000

Virginia Pub. Bldg. Auth. Pub. Facilities Rev. Bonds Series Floaters G 40, 4.17%, tender 8/1/23 (Liquidity Facility Royal Bank of Canada)	2/01/21	100,000

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Municipal Cash Central Fund 4.21%	83,233,024	179,518,000	255,007,000	618,810	4,449	(4,445)	7,744,028	0.4%
Total	83,233,024	179,518,000	255,007,000	618,810	4,449	(4,445)	7,744,028

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Variable Rate Demand Note	93,454,997	-	93,454,997	-

Tender Option Bond	23,215,000	-	23,215,000	-

Other Municipal Security	33,670,600	-	33,670,600	-

Investment Company	7,744,028	7,744,028	-	-
Total Investments in Securities:	158,084,625	7,744,028	150,340,597	-

Financial Statements
Statement of Assets and Liabilities
		March 31, 2023

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $150,313,154)	$150,340,597
Fidelity Central Funds (cost $7,743,874)	7,744,028

Total Investment in Securities (cost $158,057,028)		$158,084,625
Receivable for securities sold on a delayed delivery basis		3,845,000
Interest receivable		821,704
Distributions receivable from Fidelity Central Funds		38,318
Prepaid expenses		169
Receivable from investment adviser for expense reductions		4,547
Other receivables		7
Total assets		162,794,370
Liabilities
Payable to custodian bank	$393,174
Payable for investments purchased	367,488
Payable for fund shares redeemed	1,483,958
Accrued management fee	26,042
Other payables and accrued expenses	39,409
Total Liabilities		2,310,071
Net Assets		$160,484,299
Net Assets consist of:
Paid in capital		$160,483,098
Total accumulated earnings (loss)		1,201
Net Assets		$160,484,299
Net Asset Value , offering price and redemption price per share ($160,484,299 ÷ 160,415,693 shares)		$1.0004

Statement of Operations
		Year ended March 31, 2023
Investment Income
Interest		$5,196,037
Income from Fidelity Central Funds		618,378
Total Income		5,814,415
Expenses
Management fee	$476,002
Custodian fees and expenses	6,826
Independent trustees' fees and expenses	1,344
Registration fees	23,101
Audit	41,244
Legal	279
Miscellaneous	818
Total expenses before reductions	549,614
Expense reductions	(72,185)
Total expenses after reductions		477,429
Net Investment income (loss)		5,336,986
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(31,418)
Fidelity Central Funds	4,449
Capital gain distributions from Fidelity Central Funds	432
Total net realized gain (loss)		(26,537)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	214,090
Fidelity Central Funds	(4,445)
Total change in net unrealized appreciation (depreciation)		209,645
Net increase in net assets resulting from operations		$5,520,094
Statement of Changes in Net Assets

	Year ended March 31, 2023	Year ended March 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$5,336,986	$160,396
Net realized gain (loss)	(26,537)	13,452
Change in net unrealized appreciation (depreciation)	209,645	(191,454)
Net increase in net assets resulting from operations	5,520,094	(17,606)
Distributions to shareholders	(5,339,450)	(197,071)
Share transactions
Proceeds from sales of shares	53,902,848	95,610,355
Reinvestment of distributions	5,339,450	197,059
Cost of shares redeemed	(436,349,504)	(4,009,724)
Net increase (decrease) in net assets and shares resulting from share transactions	(377,107,206)	91,797,690
Total increase (decrease) in net assets	(376,926,562)	91,583,013

Net Assets
Beginning of period	537,410,861	445,827,848
End of period	$160,484,299	$537,410,861

Other Information
Shares
Sold	53,885,181	95,589,058
Issued in reinvestment of distributions	5,337,763	197,027
Redeemed	(436,220,379)	(4,008,121)
Net increase (decrease)	(376,997,435)	91,777,964

Financial Highlights
Fidelity® SAI Municipal Money Market Fund

Years ended March 31,	2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$1.0000	$1.0004	$1.0002	$1.0001	$.9999
Income from Investment Operations
Net investment income (loss) A	.0180	.0003	.0013	.0142	.0146
Net realized and unrealized gain (loss)	.0004	(.0003)	.0002	.0001	.0002
Total from investment operations	.0184	-	.0015	.0143	.0148
Distributions from net investment income	(.0180)	(.0003)	(.0013)	(.0142)	(.0146)
Distributions from net realized gain	-	(.0001)	(.0001)	-	-
Total distributions	(.0180)	(.0004)	(.0013) B	(.0142)	(.0146)
Net asset value, end of period	$1.0004	$1.0000	$1.0004	$1.0002	$1.0001
Total Return C	1.85%	-%	.15%	1.44%	1.49%
Ratios to Average Net Assets A,D,E
Expenses before reductions	.16%	.16%	.16%	.19%	.21%
Expenses net of fee waivers, if any	.14%	.09%	.12%	.14%	.14%
Expenses net of all reductions	.14%	.09%	.12%	.14%	.14%
Net investment income (loss)	1.57%	.03%	.08%	1.41%	1.46%
Supplemental Data
Net assets, end of period (000 omitted)	$160,484	$537,411	$445,828	$134,798	$295,510

A Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

B Total distributions per share do not sum due to rounding.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

Notes to Financial Statements
For the period ended March 31, 2023

1. Organization.
Fidelity SAI Municipal Money Market Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company LLC (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.   The Fund has been designated an institutional money market fund, and the value of the Fund's shares are calculated to four decimal places that fluctuates based upon changes in the value of the Fund's investments.

2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in the Fidelity Central Funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

The aggregate value of investments by input level as of March 31, 2023 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. The net asset value per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions, including the Fund's investment activity in the Fidelity Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.   Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of March 31, 2023, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to   capital loss carryforwards.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities for federal income tax purposes were as follows:

Gross unrealized appreciation	$30,786
Gross unrealized depreciation	(3,189)
Net unrealized appreciation (depreciation)	$27,597
Tax Cost	$158,057,028

The tax-based components of distributable earnings as of period end were as follows:

Capital loss carryforward	$(26,476)
Net unrealized appreciation (depreciation) on securities and other investments	$27,597

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$(26,476)
Long-term	(-)
Total capital loss carryforward	$(26,476)

The tax character of distributions paid was as follows:

	March 31, 2023	March 31, 2022
Tax-exempt Income	5,336,470	160,274
Ordinary Income	$2,980	$ 9,560
Long-term Capital Gains	-	27,237
Total	$5,339,450	$ 197,071

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

4. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .14% of the Fund's average net assets.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity SAI Municipal Money Market Fund	16,730,000	170,556,034	(4,330)

5. Expense Reductions.
The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .14% of average net assets.   This reimbursement will remain in place through July 31, 2024. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $71,980.

Through arrangements with the Fund's custodian and transfer agent, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $204 and $1, respectively.

6. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares.

Strategic Advisers Tax-Sensitive Short Duration Fund
Fidelity SAI Municipal Money Market Fund	99%

Mutual funds managed by the investment adviser or its affiliates, in aggregate, were the owners of record of more than 20% of the total outstanding shares.

Fund	% of shares held
Fidelity SAI Municipal Money Market Fund	100%

7. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Salem Street Trust and Shareholders of Fidelity SAI Municipal Money Market Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity SAI Municipal Money Market Fund (one of the funds constituting Fidelity Salem Street Trust, referred to hereafter as the "Fund") as of March 31, 2023, the related statement of operations for the year ended March 31, 2023, the statement of changes in net assets for each of the two years in the period ended March 31, 2023, including the related notes, and the financial highlights for each of the five years in the period ended March 31, 2023 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of March 31, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended March 31, 2023 and the financial highlights for each of the five years in the period ended March 31, 2023 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2023 by correspondence with the custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
May 10, 2023
We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.
Trustees and Officers
TRUSTEES AND OFFICERS
The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for Jonathan Chiel, each of the Trustees oversees 293 funds. Mr. Chiel oversees 188 funds.
The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee. Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.
The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-3455.
Experience, Skills, Attributes, and Qualifications of the Trustees.   The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.
In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.
Board Structure and Oversight Function.   Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Michael E. Kenneally serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.
Fidelity ® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's alternative investment, high income and other equity funds. The asset allocation funds may invest in Fidelity ® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity ® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity ® funds overseen by each Board.
The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. The Operations Committee also worked and continues to work with FMR to enhance the stress tests required under SEC regulations for money market funds. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity ® funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."
Interested Trustees*:
Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.
Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Jonathan Chiel (1957)
Year of Election or Appointment: 2016
Trustee
Mr. Chiel also serves as Trustee of other Fidelity ® funds. Mr. Chiel is Executive Vice President and General Counsel for FMR LLC (diversified financial services company, 2012-present). Previously, Mr. Chiel served as general counsel (2004-2012) and senior vice president and deputy general counsel (2000-2004) for John Hancock Financial Services; a partner with Choate, Hall & Stewart (1996-2000) (law firm); and an Assistant United States Attorney for the United States Attorney's Office of the District of Massachusetts (1986-95), including Chief of the Criminal Division (1993-1995). Mr. Chiel is a director on the boards of the Boston Bar Foundation and the Maimonides School.
Abigail P. Johnson (1961)
Year of Election or Appointment: 2009
Trustee
Chairman of the Board of Trustees
Ms. Johnson also serves as Trustee of other Fidelity ® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of Fidelity Management & Research Company LLC (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-2019), Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of Fidelity Management & Research Company (2001-2005), a Trustee of other investment companies advised by Fidelity Management & Research Company, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity ® funds (2001-2005), and managed a number of Fidelity ® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.
Jennifer Toolin McAuliffe (1959)
Year of Election or Appointment: 2016
Trustee
Ms. McAuliffe also serves as Trustee of other Fidelity ® funds and as Trustee of Fidelity Charitable (2020-present). Previously, Ms. McAuliffe served as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company), Director of Research for FIL's credit and quantitative teams in London, Hong Kong and Tokyo and Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe previously served as a member of the Advisory Board of certain Fidelity ® funds (2016). Ms. McAuliffe was previously a lawyer at Ropes & Gray LLP and an international banker at Chemical Bank NA (now JPMorgan Chase & Co.). Ms. McAuliffe also currently serves as director or trustee of several not-for-profit entities.
* Determined to be an "Interested Trustee" by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.
+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.
Independent Trustees:
Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.
Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (1951)
Year of Election or Appointment: 2013
Trustee
Ms. Acton also serves as Trustee of other Fidelity ® funds. Prior to her retirement, Ms. Acton served as Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011) and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Ms. Acton previously served as a member of the Advisory Board of certain Fidelity ® funds (2013-2016).
Ann E. Dunwoody (1953)
Year of Election or Appointment: 2018
Trustee
General Dunwoody also serves as Trustee of other Fidelity ® funds. General Dunwoody (United States Army, Retired) was the first woman in U.S. military history to achieve the rank of four-star general and prior to her retirement in 2012 held a variety of positions within the U.S. Army, including Commanding General, U.S. Army Material Command (2008-2012). General Dunwoody currently serves as a member of the Board, Chair of Nomination Committee and a member of the Corporate Governance Committee of Kforce Inc. (professional staffing services, 2016-present) and a member of the Board of Automattic Inc. (software engineering, 2018-present). Previously, General Dunwoody served as President of First to Four LLC (leadership and mentoring services, 2012-2022), a member of the Advisory Board and Nominating and Corporate Governance Committee of L3 Technologies, Inc. (communication, electronic, sensor and aerospace systems, 2013-2019) and a member of the Board and Audit and Sustainability and Corporate Responsibility Committees of Republic Services, Inc. (waste collection, disposal and recycling, 2013-2016). General Dunwoody also serves on several boards for non-profit organizations, including as a member of the Board, Chair of the Nomination and Governance Committee and a member of the Audit Committee of the Noble Reach Foundation (formerly Logistics Management Institute) (consulting non-profit, 2012-present) and a member of the Board of ThanksUSA (military family education non-profit, 2014-present). Previously, General Dunwoody served as a member of the Board of Florida Institute of Technology (2015-2022) and a member of the Council of Trustees for the Association of the United States Army (advocacy non-profit, 2013-2021). General Dunwoody previously served as a member of the Advisory Board of certain Fidelity ® funds (2018).
John Engler (1948)
Year of Election or Appointment: 2014
Trustee
Mr. Engler also serves as Trustee of other Fidelity ® funds. Previously, Mr. Engler served as Governor of Michigan (1991-2003), President of the Business Roundtable (2011-2017) and interim President of Michigan State University (2018-2019). Previously, Mr. Engler served as a member of the Board of Stride, Inc. (formerly K12 Inc.) (technology-based education company, 2012-2022), a member of the Board of Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-2019) and Trustee of The Munder Funds (2003-2014). Mr. Engler previously served as a member of the Advisory Board of certain Fidelity ® funds (2014-2016).
Robert F. Gartland (1951)
Year of Election or Appointment: 2010
Trustee
Mr. Gartland also serves as Trustee of other Fidelity ® funds. Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007) and Chase Manhattan Bank (1975-1978). Mr. Gartland previously served as Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-2019), as a member of the Board of National Securities Clearing Corporation (1993-1996) and as Chairman of TradeWeb (2003-2004).
Arthur E. Johnson (1947)
Year of Election or Appointment: 2008
Trustee
Mr. Johnson also serves as Trustee of other Fidelity ® funds. Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). Mr. Johnson currently serves as a member of the Board of Booz Allen Hamilton (management consulting, 2011-present). Mr. Johnson previously served as a member of the Board of Eaton Corporation plc (diversified power management, 2009-2019) and a member of the Board of AGL Resources, Inc. (holding company, 2002-2016). Mr. Johnson previously served as Chairman (2018-2021) and Vice Chairman (2015-2018) of the Independent Trustees of certain Fidelity® funds. Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.
Michael E. Kenneally (1954)
Year of Election or Appointment: 2009
Trustee
Chairman of the Independent Trustees
Mr. Kenneally also serves as Trustee of other Fidelity ® funds and was Vice Chairman (2018-2021) of the Independent Trustees of certain Fidelity ® funds. Prior to retirement in 2005, he was Chairman and Global Chief Executive Officer of Credit Suisse Asset Management, the worldwide fund management and institutional investment business of Credit Suisse Group. Previously, Mr. Kenneally was an Executive Vice President and the Chief Investment Officer for Bank of America. In this role, he was responsible for the investment management, strategy and products delivered to the bank's institutional, high-net-worth and retail clients. Earlier, Mr. Kenneally directed the organization's equity and quantitative research groups. He began his career as a research analyst and then spent more than a dozen years as a portfolio manager for endowments, pension plans and mutual funds. He earned the Chartered Financial Analyst (CFA) designation in 1991.
Mark A. Murray (1954)
Year of Election or Appointment: 2016
Trustee
Mr. Murray also serves as Trustee of other Fidelity ® funds. Previously, Mr. Murray served as Co-Chief Executive Officer (2013-2016), President (2006-2013) and Vice Chairman (2013-2020) of Meijer, Inc. Mr. Murray serves as a member of the Board (2009-present) and Public Policy and Responsibility Committee (2009-present) and Chair of the Nuclear Review Committee (2019-present) of DTE Energy Company (diversified energy company). Mr. Murray previously served as a member of the Board of Spectrum Health (not-for-profit health system, 2015-2019) and as a member of the Board and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray also serves as a member of the Board of many community and professional organizations. Mr. Murray previously served as a member of the Advisory Board of certain Fidelity ® funds (2016).
+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.
Advisory Board Members and Officers:
Correspondence intended for a Member of the Advisory Board (if any) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.
Name, Year of Birth; Principal Occupation
Laura M. Bishop (1961)
Year of Election or Appointment: 2022
Member of the Advisory Board
Ms. Bishop also serves as a Member of the Advisory Board of other funds. Prior to her retirement, Ms. Bishop held a variety of positions at United Services Automobile Association (2001-2020), including Executive Vice President and Chief Financial Officer (2014-2020) and Senior Vice President and Deputy Chief Financial Officer (2012-2014). Ms. Bishop currently serves as a member of the Audit Committee and Compensation and Personnel Committee (2021-present) of the Board of Directors of Korn Ferry (global organizational consulting).
Robert W. Helm (1957)
Year of Election or Appointment: 2021
Member of the Advisory Board
Mr. Helm also serves as a Member of the Advisory Board of other Fidelity ® funds. Mr. Helm was formerly Deputy Chairman (2003-2020), partner (1991-2020) and an associate (1984-1991) of Dechert LLP (formerly Dechert Price & Rhoads). Mr. Helm currently serves on boards and committees of several not-for-profit organizations, including as a Trustee and member of the Executive Committee of the Baltimore Council on Foreign Affairs, a member of the Board of Directors of the St. Vincent de Paul Society of Baltimore and a member of the Life Guard Society of Mt. Vernon.
Carol J. Zierhoffer (1960)
Year of Election or Appointment: 2023
Member of the Advisory Board
Ms. Zierhoffer also serves as a Member of the Advisory Board of other funds. Prior to her retirement, Ms. Zierhoffer held a variety of positions at Bechtel Corporation (engineering company, 2013-2019), including Principal Vice President and Chief Information Officer (2013-2016) and Senior Vice President and Chief Information Officer (2016-2019). Ms. Zierhoffer currently serves as a member of the Board of Directors, Audit Committee and Compensation Committee of Allscripts Healthcare Solutions, Inc. (healthcare technology, 2020-present) and as a member of the Board of Directors, Audit and Finance Committee and Nominating and Governance Committee of Atlas Air Worldwide Holdings, Inc. (aviation operating services, 2021-present). Previously, Ms. Zierhoffer served as a member of the Board of Directors and Audit Committee and as the founding Chair of the Information Technology Committee of MedAssets, Inc. (healthcare technology, 2013-2016).
Heather Bonner (1977)
Year of Election or Appointment: 2023
Assistant Treasurer
Ms. Bonner also serves as an officer of other funds. Ms. Bonner serves as Senior Vice President (2022-present), and is an employee of Fidelity Investments. Ms. Bonner serves as Assistant Treasurer of Fidelity CRET Trustee LLC (2022-present). Prior to joining Fidelity, Ms. Bonner served as Managing Director at AQR Capital Management (2013-2022) and was the Treasurer and Principal Financial Officer of the AQR Funds (2013-2022).
Craig S. Brown (1977)
Year of Election or Appointment: 2019
Assistant Treasurer
Mr. Brown also serves as an officer of other funds. Mr. Brown serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2013-present). Previously, Mr. Brown served as Assistant Treasurer of certain Fidelity ® funds (2019-2022).
John J. Burke III (1964)
Year of Election or Appointment: 2018
Chief Financial Officer
Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).
Margaret Carey (1973)
Year of Election or Appointment: 2023
Secretary and Chief Legal Officer (CLO)
Ms. Carey also serves as an officer of other funds and as CLO of certain other Fidelity entities. She is a Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2019-present), and is an employee of Fidelity Investments.
David J. Carter (1973)
Year of Election or Appointment: 2020
Assistant Secretary
Mr. Carter also serves as Assistant Secretary of other funds. Mr. Carter serves as Senior Vice President, Deputy General Counsel (2022-present) and is an employee of Fidelity Investments (2005-present).
Jonathan Davis (1968)
Year of Election or Appointment: 2010
Assistant Treasurer
Mr. Davis also serves as an officer of other funds. Mr. Davis serves as Vice President Assistant Treasurer and is an employee of Fidelity Investments. Mr. Davis serves as Assistant Treasurer of certain Fidelity entities.
Laura M. Del Prato (1964)
Year of Election or Appointment: 2018
President and Treasurer
Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2017-present). Previously, Ms. Del Prato served as President and Treasurer of The North Carolina Capital Management Trust: Cash Portfolio and Term Portfolio (2018-2020). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).
Christopher M. Gouveia (1973)
Year of Election or Appointment: 2023
Chief Compliance Officer
Mr. Gouveia also serves as Chief Compliance Officer of other funds. Mr. Gouveia serves as Senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments. Previously, Mr. Gouveia served as Chief Compliance Officer of the North Carolina Capital Management Trust (2016-2019).
Colm A. Hogan (1973)
Year of Election or Appointment: 2016
Assistant Treasurer
Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity ® funds (2016-2020) and Assistant Treasurer of certain Fidelity ® funds (2016-2018).
Chris Maher (1972)
Year of Election or Appointment: 2013
Assistant Treasurer
Mr. Maher also serves as an officer of other funds. Mr. Maher serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020); Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).
Jamie Pagliocco (1964)
Year of Election or Appointment: 2020
Vice President
Mr. Pagliocco also serves as Vice President of other funds. Mr. Pagliocco serves as President of Fixed Income (2020-present), and is an employee of Fidelity Investments (2001-present). Previously, Mr. Pagliocco served as Co-Chief Investment Officer - Bond (2017-2020), Global Head of Bond Trading (2016-2019), and as a portfolio manager.
Brett Segaloff (1972)
Year of Election or Appointment: 2021
Anti-Money Laundering (AML) Officer
Mr. Segaloff also serves as an AML Officer of other funds and other related entities. He is Director, Anti-Money Laundering (2007-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments (1996-present).
Stacie M. Smith (1974)
Year of Election or Appointment: 2013
Assistant Treasurer
Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2019) and Deputy Treasurer (2013-2016) of certain Fidelity ® funds.
Jim Wegmann (1979)
Year of Election or Appointment: 2021
Deputy Treasurer
Mr. Wegmann also serves as an officer of other funds. Mr. Wegmann serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2011-present). Previously, Mr. Wegmann served as Assistant Treasurer of certain Fidelity ® funds (2019-2021).
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2022 to March 31, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value October 1, 2022	Ending Account Value March 31, 2023	Expenses Paid During Period- C October 1, 2022 to March 31, 2023

Fidelity® SAI Municipal Money Market Fund	.14%
Actual		$ 1,000	$ 1,013.60	$ .70
Hypothetical- B		$ 1,000	$ 1,024.23	$ .71

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Distributions   (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com .

During fiscal year ended 2023, 100% of the fund's income dividends was free from federal income tax, and 62.94% of the fund's income dividends was subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2024 of amounts for use in preparing 2023 income tax returns.

1.9885508.105
OMM-ANN-0523

Item 2.

Code of Ethics

As of the end of the period, March 31, 2023, Fidelity Salem Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Elizabeth S. Acton is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Ms. Acton is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) in each of the last two fiscal years for services rendered to Fidelity SAI Municipal Money Market Fund (the “Fund”):

Services Billed by PwC

March 31, 2023 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity SAI Municipal Money Market Fund	$34,700	$2,600	$2,100	$1,100

March 31, 2022 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity SAI Municipal Money Market Fund	$33,100	$2,700	$2,000	$1,200

A Amounts may reflect rounding.

The following table(s) present(s) fees billed by PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund(s) and that are rendered on behalf of Fidelity Management & Research Company LLC ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund(s) (“Fund Service Providers”):

Services Billed by PwC

	March 31, 2023A	March 31, 2022A
Audit-Related Fees	$8,199,200	$7,914,600
Tax Fees	$1,000	$353,200
All Other Fees	$-	$-

A Amounts may reflect rounding.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC for services rendered to the Fund(s), FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund(s) are as follows:

Billed By	March 31, 2023A	March 31, 2022A
PwC	$13,508,600	$13,423,100

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its(their) audit of the Fund(s), taking into account representations from PwC, in accordance with Public Company Accounting

Oversight Board rules, regarding its independence from the Fund(s) and its(their) related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund(s) Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s(s’) last two fiscal years relating to services provided to (i) the Fund(s) or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund(s).

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable.

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	May 19, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	May 19, 2023

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	May 19, 2023